Commitments and Contingencies - Schedule of Future Lease Payments Under Capital Leases (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Six Months Ending December 31, 2015	$ 171,473
2016	369,796
2017	287,893
2018	15,564
Total payments	844,726
Less: portion representing interest	(56,104)
Principal portion	788,622
Less: current portion	(321,686)
Long-term portion	$ 466,936